Capital Management and Risk Policies - Summary of Regulatory Capital (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Basic Shareholders’ Equity	$ 6,573,446,687	$ 6,170,810,792
(Deductible Items)	(762,183,358)	(982,150,688)
Equity Tier 1	5,811,263,329	5,188,660,104
Complementing shareholders’ Equity	29,188,334	51,625,000
Equity Tier 2	29,188,334	51,625,000
Regulatory Capital (RPC)	$ 5,840,451,663	$ 5,240,285,104